Schedule of accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Interest payables (	[1]	$ 4,417	$ 3,208
Payroll payables	[2]	2,334	668
Accrued expenses	[3]	2,762	1,603
Litigation payable	[4]	4,513	1,408
Deposit payables		989	943
Amounts due to third-parties		767	478
Others		1,096	794
Total		17,189	11,485
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowings from third parties (	[5]	450	2,375
Amounts due to third-parties		$ 628	$ 486

[1]	Interest payables consisted of interest payables of Convertible Bonds in the amount US$3,207 and US$4,414 and interest payables of bank borrowings in the amount of US$1 and US$3 as of September 30, 2023 and 2024, respectively.
[2]	The Group accrued a bonus for awarding the contributions made by employees to the IPO on September 30, 2024.
[3]	Accrued expenses mainly consisted of property management fees and unpaid rental fees for terminated or expired leases agreements, advertising fees and logistics fees.
[4]	Litigation payable were related to accrued penalties and attorney fee for repurchase of mezzanine equity requested by Hunan Tianchang (Note 21) which were recorded in litigation related expenses as of September 30, 2023 and 2024, respectively.
[5]	Borrowings from third parties are to supplement working capital for large-amount procurements which are usually settled within 60 days to one year.